Summary of Significant Accounting Policies and Significant Concentrations and Risks	12 Months Ended
Dec. 31, 2010
Summary Of Significant Accounting Policies And Significant Concentrations And Risks [Abstract]
Summary of Significant Accounting Policies and Significant Concentrations and Risks

(2)	Summary of Significant Accounting Policies and Significant Concentrations and Risks

(a)	Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared and presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)	Principles of Consolidation

The consolidated financial statements of Yingli Green Energy include Yingli Green Energy,its subsidiaries and variable interest entity (“VIE”), in which the Company is the primary beneficiary . For consolidated subsidiaries where the Company’s ownership in the subsidiary is less than 100%, the equity interest not held by the Company is shown as noncontrolling interests. All significant inter-company balances and transactions have been eliminated upon consolidation.

(c)	Significant Concentrations and Risks

Revenue concentrations

The Company’s business depends substantially on government incentives given to its customers. In many countries in which the Company sells its products, the market of the Company’s products would not be commercially viable on a sustainable basis without government incentives. This is largely in part caused by the cost of generating electricity from solar power currently exceeding and that is expected to continue to exceed the costs of generating electricity from conventional energy sources. The Company generated approximately 93%, 97% and 96% of its total net revenues for the years ended December 31, 2008, 2009 and 2010, respectively, from sales to customers in countries with known government incentive programs for the use of solar products. A significant reduction in the scope or discontinuation of government incentive programs would have a materially adverse effect on the demand of the Company’s products.

A significant portion of the Company’s net revenues are from customers located in Germany, the United States of America (“USA”) and Spain. Revenues from customers located in Germany, USA and Spain are as follows:

	Year Ended
	December 31,	% of Net	December 31,	% of Net			% of Net
	2008	Revenue	2009	Revenue	December 31,2010		Revenue
	RMB		RMB		RMB	US$

Germany	3,118,713	41%	4,575,675	63%	7,078,239	1,072,460	57%
USA	127,743	2%	147,383	2%	1,216,962	184,388	10%
Spain	3,041,767	40%	431,520	6%	704,355	106,720	6%

Total	6,288,223	83%	5,154,578	71%	8,999,556	1,363,568	73%

The Company derived significant revenue from sales outside of the PRC. As a result the Company’s financial performance could be affected by events such as changes in foreign currency exchange rates, trade protection measures and changes in regional or worldwide economic or political conditions.

Management currently expects that the Company’s operating results will, for the foreseeable future, continue to depend on the sale of PV modules to a relatively small number of customers. The Company’s relationships with such key customers have been developed over a short period of time and are generally in their preliminary stages. In addition, the Company’s business is affected by competition in the market for the products that many of the Company’s major customers sell, and any decline in their businesses could reduce purchase orders from these customers. The loss of sales to any of these customers could have a material adverse effect on the Company’s business and results of operations. Furthermore, these customers have sought, from time to time, to prospectively renegotiate the pricing terms of their current agreements with the Company or obtain more favorable terms upon renewal of the contracts. Any adverse revisions to the material terms of the Company’s agreements with its key customers could have a material adverse effect on its business and results of operations.

Sales to one major customer, which exceeded 10% of the Company’s net revenue, is as follows:

		Year Ended December 31,
			% of Net		% of Net			% of Net
	Location	2008	Revenue	2009	Revenue	2010		Revenue
		RMB		RMB		RMB	US$

Customer A	Germany	878,244	12%	1,223,529	17%	1,501,037	227,430	12%

Accounts receivable from the above customer is as follows:

		December 31,
	Location	2009	2010
		RMB	RMB	US$

Customer A	Germany	90,519	68,148	10,326

Accounts receivable concentrations

A significant portion of the Company’s outstanding accounts receivable is derived from sales to a limited number of customers. As of December 31, 2009 and 2010, accounts receivable with one individual customer in excess of 10% of total accounts receivable accounted for approximately 10.1% and 10.4% of total outstanding accounts receivable, net, respectively.

Dependence on suppliers

Polysilicon is the most important raw material used in the production of the Company’s PV products. To maintain competitive manufacturing operations, the Company depends on timely delivery by its suppliers of polysilicon in sufficient quantities. The Company’s failure to obtain sufficient quantities of polysilicon in a timely manner could disrupt its operations, prevent it from operating at full capacity or limit its ability to expand as planned, which will reduce the growth of its manufacturing output and revenue.

In order to secure a stable supply of polysilicon and other raw materials, the Company makes prepayments to certain suppliers. Such amounts are recorded as prepayments to suppliers, prepayments to related party suppliers (included in amounts due from and prepayments to related parties), and long-term prepayments to suppliers in the Company’s consolidated balance sheets and amounted to RMB 1,230,910 and RMB 1,175,829 (US$178,156) as of December 31, 2009 and 2010, respectively. The Company makes the prepayments without receiving collateral for such payments. As a result, the Company’s claims for such prepayments would rank only as an unsecured claim, which exposes the Company to the credit risks of the suppliers. As of December 31, 2009 and December 31, 2010, advances made to individual suppliers in excess of 10% of total prepayments to suppliers are as follows:

		December 31,
	Location	2009	2010
		RMB	RMB	US$

Supplier A	South Korea	174,573	129,666	19,646
Supplier B	Germany	611,612	591,816	89,669

Total		786,185	721,482	109,315

The Company obtains some equipment used in its manufacturing process from a small number of selected equipment suppliers. In addition, some equipment has been customized based on the Company’s specifications, is not readily available from multiple vendors and would be difficult to repair or replace. If any of these suppliers were to experience financial difficulties or go out of business, the Company may have difficulties in repairing or replacing its equipment in the event of any damage to the manufacturing equipment or a breakdown of the production process. The Company’s ability to deliver products timely would suffer, which in turn could result in order cancellations and loss of revenue. A supplier’s failure to deliver the equipment in a timely manner with adequate quality and on terms acceptable to the Company could delay its capacity expansion of manufacturing facilities and otherwise disrupt its production schedule or increase its costs of production. The Company also made deposits of RMB 131,372 and RMB 341,198 (US$51,697) as of December 31, 2009 and 2010, respectively, for the purchase of equipment without receiving collateral for such payments. As a result, the Company’s claims for such payments would rank only as an unsecured claim, which exposes the Company to the credit risks of the equipment suppliers.

Concentrations of cash balances held at financial institutions

Cash balances include:

	December 31, 2009		December 31, 2010
	Original	RMB	Original	RMB
	Currency	Equivalents	Currency	Equivalents

Cash held by financial institutions located in:
PRC:
Denominated in RMB	1,487,549	1,487,549	3,675,875	3,675,875
Denominated in U.S. dollar (US$)	168,051	1,147,483	229,668	1,521,020
Denominated in European monetary unit (EURO)	48,809	478,183	50,353	443,430
Hong Kong Special Administrative Region (the “HK SAR”):
Denominated in US$	99	679	369	2,443
Europe:
Denominated in US$	4,166	28,443	57	377
Denominated in EURO	9,974	97,717	19,759	174,006
US:
Denominated in US$	837	5,714	5,584	36,982

Total cash held by financial institutions		3,245,768		5,854,133

Restricted cash and non-current restricted cash held by financial institutions located in the PRC:
Denominated in RMB	339,976	339,976	577,900	577,900
Denominated in US$	2,078	14,187	7,905	52,353
Denominated in EURO	2,940	28,803	1,666	14,675

Total restricted cash		382,966		644,928

As of December 31, 2009 and December 31, 2010, there were cash balances at three PRC individual financial institutions that each held cash balances in excess of 10% of the Company’s total cash balances, which collectively accounted for approximately 61.7% and 45.1% of the Company’s total cash balances, respectively.

Management believes that these financial institutions are of high credit quality.

(d)	Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities as well as with respect to the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include the allocation of the purchase price for the Company’s acquisitions of noncontrolling interest in Baoding Tianwei Yingli New Energy Resources Co., Ltd. (“Tianwei Yingli”), the estimated useful lives of property, plant and equipment and intangibles with definite lives, recoverability of the carrying values of property, plant and equipment, goodwill and intangible assets, the fair value of share-based payments, allowances for doubtful receivables, realizable value of inventories, prepayments and deferred income tax assets, the fair value of financial and equity instruments and warranty obligations. Actual results could differ from estimates.

(e)	Foreign Currency

The Company’s reporting currency is the Renminbi (“RMB”). Assets and liabilities of foreign companies whose functional currency is not RMB are translated into RMB using the exchange rate on the balance sheet date. Revenues, if any, and expenses are translated at average rates prevailing during the year. Gains and losses resulting from translation of financial statements of foreign companies are recorded as a separate component of accumulated other comprehensive income within shareholders’ equity.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet date. The resulting exchange differences are recorded in “foreign currency exchange gains (losses)” in the consolidated statements of operations. Transaction gains and losses resulting from intercompany foreign currency transactions that are of a long-term investment nature are treated in the same manner as translation adjustments and therefore excluded from the determination of net income (loss).

RMB is not fully convertible into foreign currencies. All foreign exchange transactions involving RMB must take place either through the People’s Bank of China (“PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rate adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

For the convenience of readers, certain 2010 RMB amounts have been translated into U.S. dollar amounts at the rate of RMB 6.6000 to US$1.00, the noon buying rate in New York for cable transfers of RMB per U.S. dollar as set forth in the H.10 weekly statistical release of the Federal Reserve Board, as of December 31, 2010. No representation is made that RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other certain rate on December 31, 2010, or at any other date.

(f)	Cash, Restricted Cash and Non-current Restricted Cash

Cash consists of cash on hand, cash in bank accounts, and interest bearing savings accounts.

Restricted cash of RMB 215,192 and RMB 644,928 (US$97,716) as of December 31, 2009 and 2010, respectively, represents bank deposits for securing letters of credit and letters of guarantee granted to the Company, primarily for the purchase of inventory and equipment. Such letters of credit and letters of guarantee expire within one year.

Non-current restricted cash of RMB 167,774 as of December 31, 2009 represents bank deposits for securing a long-term loan facility. This amount is reclassified to restricted cash, current, as of December 31, 2010 because the restriction will be removed upon the maturity date of the loan facility in June 2011.

(g)	Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowance for doubtful accounts is based on a review of specifically identified accounts and aging data. Judgments are made with respect to the collectability of accounts receivable balances based on historical collection experience, customer specific facts and current economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Sale of Accounts Receivable

In 2009 and 2010, the Company entered into agreements to sell without recourse certain accounts receivable to several PRC banks. The buyer is responsible for servicing the receivables. The accounts receivables were determined to be legally isolated from the Company and its creditors, even in the event of bankruptcy or other receivership and the Company has surrendered control over the transferred receivables. As a result, the accounts receivables were considered sold and were therefore derecognized. The Company received proceeds from the sale of accounts receivable of RMB 1,737,651 and RMB 1,684,959 (US$255,297) for the year ended December 31, 2009 and 2010, respectively, and has included the proceeds in net cash provided by operating activities in the consolidated statements of cash flows. The Company recorded a loss on the sale of accounts receivable of RMB 5,891 and RMB 6,270 (US$950) for the years ended December 31, 2009 and 2010, respectively, which is included in general and administrative expense.

(h)	Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined by using the weighted-average cost method. Cost of work-in-progress and finished goods are comprised of direct materials, direct labour, and related manufacturing overhead based on normal operating capacity. Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value based on historical and forecasted demand.

(i)	Prepayments to Suppliers

Advance payments for the future delivery of raw materials are made based on written purchase orders detailing product, quantity, pricing and are classified as “prepayments to suppliers” in the consolidated balance sheets. The Company’s supply contracts grant the Company the right to inspect products prior to acceptance. The balance of the “prepayments to suppliers” is reduced and reclassified to “inventories” when inventory is received and passes quality inspection. Such reclassifications of RMB 699,754, RMB 537,008 and RMB 424,044 (US$64,249) for the years ended December 31, 2008, 2009 and 2010, respectively, are not reflected as cash outflows from operating activities. As of December 31, 2009 and 2010, prepayments to suppliers of RMB 678,311 and RMB 504,326 (US$76,413), respectively, representing the portion expected to be utilized after twelve months have been classified as “long-term prepayments to suppliers” in the consolidated balance sheets and relate to prepayments to suppliers for long-term supply agreements with deliveries scheduled to commence beyond the next twelve months at each respective balance sheet date.

(j)	Long-lived Assets

Property, Plant and Equipment

Property, plant and equipment is stated at cost. Depreciation is provided over the estimated useful lives of the asset, taking into consideration any estimated residual value, using the straight-line method. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized. The estimated useful lives of property, plant and equipment are as follows:

Buildings	30 years
Machinery and equipment	4-10 years
Furniture and fixtures	3-5 years
Motor vehicles	8-10 years

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of the cost of inventory production, and expensed to cost of revenues when the inventory is sold.

Cost incurred in the construction of new facilities, including progress payments and deposits, interest and other costs relating to the construction, are capitalized and transferred out of construction in progress and into their respective asset categories when the assets are ready for their intended use, at which time depreciation commences.

Goodwill and Other Intangible Assets

Goodwill represents the excess of cost over fair value of the proportional net assets acquired from the acquisition of additional equity interests in Tianwei Yingli and Chengdu Yingli New Energy Resources Co., Ltd. (“Chengdu Yingli”). Goodwill and trademarks, which have an indefinite useful life are not amortized, but instead are tested for impairment at least annually.

Intangible assets, other than trademarks, are amortized on a straight-line basis over the estimated useful lives of the respective assets. The Company’s amortizable intangible assets consist of technical know-how, customer relationships, order backlog and short-term supplier agreements with the following estimated useful lives:

Technical know-how	5.5-6 years
Customer relationships	5.5-6 years
Order backlog	1-1.5 years
Short-term supply agreements	0.5 year

The Company’s amortizable intangible assets also includes long-term supplier agreements related to polysilicon supply agreements with delivery periods from 5 to 10 years commencing in 2009. In 2009, due to the decrease in the price of polysilicon, the Company recognized an impairment loss for the remaining book value of the long-term supply agreements.

Impairment of Long-Lived Assets

Long-lived assets, such as property, plant, and equipment and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Goodwill and intangible assets that are not subject to amortization are tested annually for impairment, and are tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. For intangible assets that are not subject to amortization, an impairment loss is recognized to the extent that the carrying amount exceeds the asset’s fair value. For goodwill, the impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

The Company performs its annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests. No impairment loss was recorded for the periods presented.

Government grant

Government grants are recognized in the balance sheet initially when there is reasonable assurance that they will be received and that the Company will comply with the conditions attaching to them. Grants that compensate the Company for the cost of an asset are recognized as a deduction to the carrying amount of the asset.

For the year ended December 31, 2009, the Company received government grants related to the acquisition of assets for the polysilicon plant of RMB 122,120, which were recognized as a reduction in the cost of the assets. Government grants in cash of RMB 23,690 were paid to Fine Silicon Co., Ltd., and RMB 30,000 and RMB 68,430 were paid directly to two suppliers by the government.

For the year ended December 31, 2010, the Company received government grants of RMB 102,480 (US$15,527) related to the construction of the solar power plants and recognized them as other current liabilities and long-term other liabilities of RMB 31,600 (US$4,788) and RMB 70,880 (US$10,739), respectively. These grants will be deducted from the carrying amount of the assets when the related solar power plants pass the government inspection.

(k)	Land Use Rights

Land use rights represent the cost of rights to use land in the PRC. Land use rights are carried at cost and charged to expense on a straight-line basis over the respective periods of the rights of 45 — 50 years.

(l)	Equity Investments

Investments in entities where the Company does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Under the equity method of accounting, the Company’s share of the investee’s results of operations is included in other income (expense) in the Company’s consolidated statements of operations. Equity investments are accounted for under the cost method when the Company does not have the ability to exercise significant influence over the operating and financial policies of the investees. Under the cost method of accounting, the Company records an investment in the equity of an investee as cost, and recognizes as income dividends received that are distributed from net accumulated earnings of the investee since the date of acquisition.

The Company recognizes a loss when there is a loss in value of an equity investment which is other than a temporary decline. The process of assessing and determining whether an impairment on a particular equity investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other-than-temporary, management considers whether the Company has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to year-end, and forecasted performance of the investee. Based on management’s evaluation, there was no impairment charges related to its equity investments for any of the periods presented.

(m)	Statutory Reserves

In accordance with the relevant laws and regulations of the PRC, PRC enterprises are required to transfer 10% of their after tax profit, as determined in accordance with PRC accounting standard and regulations to a general reserve fund until the balance of the fund reaches 50% of the registered capital of the enterprise. The transfer to this general reserve fund must be made before distribution of dividends can be made. As of December 31, 2009 and 2010, the PRC subsidiaries of the Company had appropriated RMB 201,247 and RMB 378,964 (US$57,419), respectively, to the general reserve fund, which is restricted from being distributed to the Company.

(n)	Derivative Financial Instruments and Hedging Activities

The Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. For derivatives designated in hedging relationships, changes in the fair value are either offset through earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in accumulated other comprehensive income, to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings.

The Company enters into derivative contracts that it intends to designate as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, the Company formally documents the hedging relationship and its risk-management objective and strategy for undertaking the hedge, the hedging instrument, the hedged transaction, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method used to measure ineffectiveness. The Company also formally assesses, both at the inception of the hedging relationship and on an ongoing basis, whether the derivatives that are used in hedging relationships are highly effective in offsetting changes in cash flows of hedged transactions. For derivative instruments that are designated and qualify as part of a cash flow hedging relationship, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

The Company discontinues hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting cash flows attributable to the hedged risk, the derivative expires or is sold, terminated, or exercised, the cash flow hedge is designated because a forecasted transaction is not probable of occurring, or management determines to remove the designation of the cash flow hedge.

In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the Company continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings. When it is probable that a forecasted transaction will not occur, the Company discontinues hedge accounting and recognizes immediately in earnings gains and losses that were accumulated in other comprehensive income related to the hedging relationship.

(o)	Share-based Payment

The Company applies FASB ASC Topic 718, Compensation — Stock Compensation (“ASC Topic 718”) for share-based payments. Under ASC 718, the Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the costs over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. The Company estimates grant date fair value using the Black-Scholes-Merton option-pricing model. The Company applies the fair value method for equity instrument issued to non-employee under FASB ASC Topic 505-50, Equity-based Payments to Non-employees (“ASC Topic 505-50”).

(p)	Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred, the fee is fixed or determinable and collectibility is reasonably assured. These criteria as they relate to the sale of the Company’s products or services are as follows:

For all sales, the Company requires a contract or purchase order which quantifies pricing, quantity and product specifications.

For sales of PV modules from PRC to foreign customers, delivery of the products occurs at the point in time the product is delivered to the named port of shipment, which is when the risks and rewards of ownership are transferred to the customer. For sales of PV modules to domestic customers in PRC or by foreign subsidiaries, delivery of the product occurs at the point in time the product is received by the customer, which is when the risks and rewards of ownership have been transferred. Delivery is evidenced by a signed customer acceptance form for domestic sales and is evidenced by signed bills of lading for sales to foreign customers.

Sales of PV systems consist of the delivery, assembly and installation of PV modules, related power electronics and other components. The Company considers the PV system to be delivered, and the risks and rewards of ownership transferred, when installation of all components is complete and customer acceptance is received. Customer acceptance is evidenced by a signed project acceptance document. The assembly and installation of PV systems is short, generally lasting between 1 to 3 months, and requires advance payments from the customer.

Other revenue consists primarily of the sale of raw materials. Delivery for the sale of raw materials occurs at the point in time the product is delivered to the customer, which is when the risks and rewards of ownership have been transferred. Delivery is evidenced by a signed customer acceptance form.

Shipping and handling fees billed to customers are recorded as revenues, and the related shipping or delivery costs are recorded as selling expense.

Advance payments received from customers for the future sale of inventory are recognized as advances from customers in the consolidated balance sheets. Advances from customers are recognized as revenues when the conditions for revenue recognition described above have been satisfied. Advances from customers have been recognized as a current liability because the amount at each balance sheet date is expected to be recognized as revenue within twelve months.

In the PRC, value added tax (“VAT”) at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of product and services and is not recorded as revenue. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities.

(q)	Research and Development and Government Grant

Research and development costs are expensed as incurred.

The Company is a party to research grant contracts with the PRC government under which the Company receives funds in advance for specified costs incurred in certain research projects. The Company records such amounts as a reduction to research and development expenses when the related research and development costs are incurred. The Company has recorded grant proceeds of RMB 3,675, nil and nil as a reduction to research and development expenses for the years ended December 31, 2008, 2009 and 2010, respectively.

(r)	Employee Benefits Plans

Pursuant to the relevant PRC regulations, the Company is required to make contributions for each employee at a rate of 20% on a standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement program organized by the local Social Security Bureau. In addition, the Company is also required to make contributions for each employee at rates of 7.5%-10%, 1%-2% and 6.6%-13.6% of standard salary base for medical insurance benefits, unemployment and other statutory benefits, respectively. Total amount of contributions for the years ended December 31, 2008, 2009 and 2010 was RMB 15,051, RMB 27,128 and RMB 76,161 (US$11,540), respectively.

(s)	Warranty Cost

The Company’s PV modules are typically sold with a two or five-year limited warranty for defects in materials and workmanship, and a 10-year and 25-year warranty against declines of more than 10.0% and 20.0% of initial power generation capacity, respectively. As a result, the Company bears the risk of warranty claims long after the Company has sold its products and recognized revenues. The Company has sold PV modules only since January 2003, and none of the Company’s PV modules has been in use for more than eight years. In connection with the Company’s PV system sales in the PRC, the Company provides a one- to five-year warranty against defects in the Company’s modules, storage batteries, controllers and inverters.

The Company performs industry-standard testing to test the quality, durability and safety of the Company’s products. As a result of such tests, management believes the quality, durability and safety of its products are within industry norms. Management’s estimate of the amount of its warranty obligation is based on the results of these tests, consideration given to the warranty accrual practice of other companies in the same industry and the Company’s expected failure rate and future costs to service failed products. The Company’s warranty obligation will be affected by its estimated product failure rates, the costs to repair or replace failed products and potential service and delivery costs incurred in correcting a product failure. Consequently, the Company accrues the equivalent of 1% of gross revenues as a warranty liability to accrue the estimated cost of its warranty obligations. To the extent that actual warranty costs differ significantly from estimates, the Company will revise its warranty provisions accordingly.

Actual warranty costs are charged against the accrued warranty liability. Warranty expense is recorded as selling expense.

Changes in the carrying amount of accrued warranty liability are as follows:

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB	US$

Beginning balance	60,780	123,649	189,233	28,672
Warranty expense for the current year	74,036	72,747	125,155	18,963
Warranty costs incurred or claimed	(11,167)	(7,163)	(10,747)	(1,628)

Total accrued warranty cost	123,649	189,233	303,641	46,007

Less: accrued warranty cost, current portion	8,957	14,789	22,469	3,404

Accrued warranty cost, excluding current portion	114,692	174,444	281,172	42,603

(t)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an interpretation of Statement of Financial Accounting Standards No. 109” (“FIN 48”), included in FASB ASC Subtopic 740-10-25, which clarifies the accounting for uncertain tax positions and requires that the Company recognizes in the consolidated financial statements the impact of an uncertain tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company’s accounting policy is to accrue interest and penalties related to uncertain tax positions, if and when required, as interest expense and a component of general and administrative expenses, respectively, in the consolidated statements of operations.

(u)	Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

The Company is exposed to risks associated with liability claims in the event that the use of the PV products the Company sells results in injury. The Company does not maintain any third-party liability insurance coverage other than limited product liability insurance or any insurance coverage for business interruption. As a result, the Company may have to pay for financial and other losses, damages and liabilities, including, those in connection with or resulting from third-party product liability claims and those caused by natural disasters and other events beyond the Company’s control, out of its own funds, which could have a material adverse effect on its financial conditions and results of operations.

(v)	Segment Reporting

The Company uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Company’s reportable segments. Management has determined that the Company has only one operating segment, as that term is defined by FASB ASC Topic 280, Segment reporting.

(w)	Earnings Per Share

In accordance with FASB ASC Topic 260, Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of convertible senior notes and senior secured convertible notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options, restricted shares and warrants (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the impact is anti-dilutive.

(x)	Fair Value Measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

See note (7) to the consolidated financial statements.

(z)	Recently Issued Accounting Standards

ASU 2009-13, Revenue Recognition

In October 2009, the FASB issued Accounting Standards Update (ASU) 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements (EITF Issue No. 08-1, “Revenue Arrangements with Multiple Deliverables”). ASU 2009-13 amends FASB ASC Subtopic 605-25, Revenue Recognition — Multiple-Element Arrangements, to eliminate the requirement that all undelivered elements have vendor specific objective evidence of selling price (VSOE) or third party evidence of selling price (TPE) before an entity can recognize the portion of an overall arrangement fee that is attributable to items that already have been delivered. In the absence of VSOE and TPE for one or more delivered or undelivered elements in a multiple-element arrangement, entities will be required to estimate the selling prices of those elements. The overall arrangement fee will be allocated to each element (both delivered and undelivered items) based on their relative selling prices, regardless of whether those selling prices are evidenced by VSOE or TPE or are based on the entity’s estimated selling price. Application of the “residual method” of allocating an overall arrangement fee between delivered and undelivered elements will no longer be permitted upon adoption of ASU 2009-13. Additionally, the new guidance will require entities to disclose more information about their multiple-element revenue arrangements. ASU 2009-13 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company expects that the adoption of ASU 2009-13 in 2011 will not have a material impact on its consolidated financial statements.